Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net Income	$ 1,111.6	$ 1,042.3	$ 457.6
Depreciation and amortization:
Property, plant and equipment	188.8	196.5	189.9
Deferred taxes	151.7	224.1	46.3
Other, net	34.0	28.4	11.6
Pension and post-retirement contributions	(190.8)	(85.2)	(63.9)
Receivables:
Trade and other	75.2	(408.4)	(42.3)
Wholesale receivables on new trucks	(6.5)	(551.1)	(1.1)
Sales-type finance leases and dealer direct loans on new trucks	(186.6)	(141.3)	67.1
Inventories	(61.5)	(187.1)	96.6
Other assets, net	(120.7)	28.1	(48.2)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	(303.6)	585.0	221.3
Residual value guarantees and deferred revenues	204.4	231.8	79.8
Other liabilities, net	90.9	110.8	42.4
Net Cash Provided by Operating Activities	1,519.0	1,592.6	1,551.4
INVESTING ACTIVITIES:
Retail loans and direct financing leases originated	(3,235.5)	(2,731.9)	(1,789.2)
Collections on retail loans and direct financing leases	2,404.3	2,121.0	2,039.3
Net (increase) decrease in wholesale receivables on used equipment	(5.7)	(18.1)	8.2
Marketable securities purchases	(1,048.9)	(1,614.2)	(757.5)
Marketable securities sales and maturities	768.3	1,142.4	523.8
Payments for property, plant and equipment	(515.4)	(340.7)	(168.4)
Acquisition of equipment for operating leases	(1,288.0)	(1,306.6)	(715.4)
Proceeds from asset disposals	330.2	339.0	392.1
Other, net	2.7	(9.9)
Net Cash Used in Investing Activities	(2,588.0)	(2,419.0)	(467.1)
FINANCING ACTIVITIES:
Cash dividends paid	(809.5)	(217.4)	(251.7)
Purchase of treasury stock	(162.1)	(337.6)
Stock compensation transactions	13.9	10.9	22.0
Net (decrease) increase in commercial paper and short-term bank loans	(365.8)	1,642.6	(548.1)
Proceeds from long-term debt	2,201.1	1,165.5	707.0
Payments on long-term debt	(668.1)	(1,317.9)	(889.6)
Net Cash Provided by (Used in) Financing Activities	209.5	946.1	(960.4)
Effect of exchange rate changes on cash	25.2	(53.8)	4.9
Net (Decrease) Increase in Cash and Cash Equivalents	(834.3)	65.9	128.8
Cash and Cash Equivalents at beginning of year	2,106.7	2,040.8	1,912.0
Cash and Cash Equivalents at end of year	1,272.4	2,106.7	2,040.8
Financial Services
Depreciation and amortization:
Equipment on operating leases and other	512.1	477.3	433.3
Provision for losses on financial services receivables	20.0	41.4	61.0
FINANCING ACTIVITIES:
Cash and Cash Equivalents at beginning of year	116.1
Cash and Cash Equivalents at end of year	$ 69.2	$ 116.1